Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.3%)
Live Nation Entertainment, Inc. *	87,341	13,320
Reddit, Inc. - Class A *	61,172	8,237
Roblox Corp. - Class A *	178,107	10,074

Total		31,631

Consumer Discretionary (19.4%)
AutoZone, Inc. *	2,629	8,880
Bright Horizons Family Solutions, Inc. *	42,990	3,531
Burlington Stores, Inc. *	46,796	15,226
Carvana Co. *	53,419	16,794
Chipotle Mexican Grill, Inc. *	149,393	4,782
Coupang, Inc. *	200,206	3,780
DoorDash, Inc. - Class A *	39,539	5,937
Expedia Group, Inc.	14,417	3,329
Flutter Entertainment PLC *	23,561	2,402
Garmin, Ltd.	22,045	5,115
Hilton Worldwide Holdings, Inc.	108,303	32,933
Levi Strauss & Co. - Class A	287,329	5,313
On Holding AG - Class A *	178,490	6,072
Planet Fitness, Inc. - Class A *	51,555	3,835
Royal Caribbean Cruises, Ltd.	108,652	29,899
Somnigroup International, Inc.	144,189	10,658
Texas Roadhouse, Inc.	34,415	5,683
Thor Industries, Inc.	57,838	4,621
Ulta Beauty, Inc. *	19,388	10,134
Wingstop, Inc.	14,347	2,223
Wynn Resorts, Ltd.	51,026	5,182

Total		186,329

Consumer Staples (2.1%)
Casey’s General Stores, Inc.	14,217	10,348
Performance Food Group Co. *	111,357	9,539

Total		19,887

Energy (4.7%)
Cheniere Energy, Inc.	59,489	16,881
EOG Resources, Inc.	61,735	8,925
TechnipFMC PLC	92,319	6,382
The Williams Cos., Inc.	175,285	12,757

Total		44,945

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Financials (6.8%)
Affirm Holdings, Inc. *	31,945	1,464
Ares Management Corp. - Class A	16,354	1,784
Arthur J. Gallagher & Co.	25,235	5,465
The Bank of New York Mellon Corp.	48,455	5,748
Figure Technology Solutions, Inc. - Class A *	85,415	2,900
Interactive Brokers Group, Inc. - Class A	46,008	3,086
LPL Financial Holdings, Inc.	17,658	5,312
MSCI, Inc.	24,723	13,326
Raymond James Financial, Inc.	62,642	9,070
Robinhood Markets, Inc. - Class A *	90,653	6,282
Rocket Cos., Inc. - Class A *	407,712	5,810
Tradeweb Markets, Inc. - Class A	45,280	5,328

Total		65,575

Health Care (18.1%)
Agilent Technologies, Inc.	43,047	4,907
Alkermes PLC *	149,276	5,278
Alnylam Pharmaceuticals, Inc. *	59,550	19,703
BridgeBio Pharma, Inc. *	27,810	2,065
Caris Life Sciences, Inc. *	142,881	2,555
Cencora, Inc.	76,295	23,967
Dexcom, Inc. *	151,491	9,514
Disc Medicine, Inc. *	32,767	2,095
IDEXX Laboratories, Inc. *	20,224	11,364
Insmed, Inc. *	131,668	21,530
Ionis Pharmaceuticals, Inc. *	68,528	5,146
IQVIA Holdings, Inc. *	32,768	5,588
iRhythm Holdings, Inc. *	19,037	2,247
Mettler-Toledo International, Inc. *	3,295	4,156
Natera, Inc. *	71,780	14,355
Neurocrine Biosciences, Inc. *	101,844	13,417
Nuvalent, Inc. - Class A *	51,604	5,287
Penumbra, Inc. *	6,512	2,138

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Rhythm Pharmaceuticals, Inc. *	50,223	4,368
uniQure NV *	47,883	783
Veeva Systems, Inc. *	66,437	11,670
Xenon Pharmaceuticals, Inc. *	35,906	2,088

Total		174,221

Industrials (24.2%)
AMETEK, Inc.	42,629	9,138
Axon Enterprise, Inc. *	19,072	8,100
Broadridge Financial Solutions, Inc.	47,754	7,759
BWX Technologies, Inc.	44,631	9,127
Carlisle Cos., Inc.	15,388	5,134
Comfort Systems USA, Inc.	17,839	24,600
ESAB Corp.	52,577	5,082
FTAI Aviation, Ltd.	48,374	11,852
HEICO Corp. - Class A	57,914	12,225
Howmet Aerospace, Inc.	144,513	33,304
Ingersoll-Rand, Inc.	65,970	5,285
ITT, Inc.	56,304	10,728
PACCAR, Inc.	41,863	4,835
Quanta Services, Inc.	50,762	27,869
Rocket Lab Corp. *	93,779	6,022
Rollins, Inc.	148,656	7,940
Trane Technologies PLC	12,520	5,218
Veralto Corp.	62,319	5,510
Vertiv Holdings Co.	129,057	32,339

Total		232,067

Information Technology (17.3%)
Ciena Corp. *	22,872	8,880
CloudFlare, Inc. - Class A *	103,668	21,391
Datadog, Inc. - Class A *	112,473	13,277
DigitalOcean Holdings, Inc. *	31,379	2,692
Fabrinet *	16,271	8,486
HubSpot, Inc. *	29,895	7,297
JFrog, Ltd. *	111,507	5,233
MKS, Inc.	27,724	6,371
MongoDB, Inc. *	25,248	6,180
Monolithic Power Systems, Inc.	10,322	11,286
Okta, Inc. *	60,531	4,764
ON Semiconductor Corp. *	151,126	9,358

Mid Cap Growth Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Palo Alto Networks, Inc. *	34,356	5,508
Procore Technologies, Inc. *	94,531	5,388
Rambus, Inc. *	51,615	4,440
Rubrik, Inc. - Class A *	63,653	3,117
Snowflake, Inc. *	36,288	5,473
Take-Two Interactive Software, Inc. *	60,185	11,886
Teledyne Technologies, Inc. *	15,112	9,143
Teradyne, Inc.	29,207	8,659
Twilio, Inc. *	56,191	7,070

Total		165,899

Materials (0.5%)
James Hardie
Industries PLC *	232,728	4,408

Total		4,408

Real Estate (1.6%)
CBRE Group, Inc. *	79,312	10,743
Equity LifeStyle
Properties, Inc.	73,115	4,564

Total		15,307

Utilities (1.4%)
Vistra Corp.	87,048	13,086

Total		13,086

Total Common Stocks (Cost: $896,765)		953,355

Total Investments (99.4%) (Cost: $896,765)@		953,355

Other Assets, Less Liabilities (0.6%)		6,076

Net Assets (100.0%)		959,431

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $896,765 and the net unrealized appreciation of investments based on that cost was $56,590 which is comprised of $146,552 aggregate gross unrealized appreciation and $89,962 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$953,355	$—	$—

Total Assets:	$953,355	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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